Issued Capital - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	6 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 546,008	$ 516,766
Issues of ordinary shares during the period
Ending balance	$ 524,557	$ 575,605
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	482,639,654	428,221,398
Beginning balance	$ 889,481	$ 830,425
Issues of ordinary shares during the period
Exercise of share options ,shares | shares	313,108	255,912
Exercise of share options(1)	$ 258	$ 83
Share based compensation for services rendered, shares | shares		158,901
Share based compensation for services rendered		$ 240
Payment of contingent consideration, shares | shares		6,029,545
Payment for contingent consideration		$ 10,000
Entitlement offer to existing eligible shareholders, shares | shares		36,191,982
Entitlement offer to existing eligible shareholders		$ 40,449
Transaction costs arising on share issue	$ (817)	$ (2,208)
Total contributions of equity during the period, shares | shares	14,777,367	42,636,340
Total contributions of equity during the period	$ 19,441	$ 48,564
Share options reserve transferred to equity on exercise of options	$ 313
Ending balance, Shares | shares	497,417,021	470,857,738
Ending balance	$ 909,235	$ 878,989
Ordinary Shares | Placement Agreement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement, shares | shares	14,464,259
Placement of shares under a share placement agreement	$ 20,000